Deposits - Maturities of Time Deposits Outstanding (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Deposits [Abstract]
2024	$ 44,570
2025	6,448
2026	798
2027	252
2028	197
Thereafter	8
Total	$ 52,273	$ 32,946